Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before income taxes:
U.S.	$ 301	$ 21	$ 215
International	1,083	1,038	734
Income from continuing operations before income taxes	1,384	1,059	949
Current:
U.S. federal	(17)	16	32
U.S. state and local	35	10	23
International	217	202	150
Total current	235	228	205
Deferred:
U.S. federal	109	47	49
U.S. state and local	14	13	5
International	20	12	9
Total deferred	143	72	63
Total income taxes expenses	$ 378	$ 300	$ 268